Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Assistant Vice President &
Senior Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com
VIA EDGAR

January 30, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:            Lincoln Level AdvantageSM B Share, Lincoln Level AdvantageSM Advisory
Lincoln Level AdvantageSM B Class, Lincoln Level AdvantageSM Advisory Class
The Lincoln National Life Insurance Company
Registration Statement on Form N-4
File No. 811-08517

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln Life Variable Annuity Account N, we hereby file on EDGAR a conformed electronic format copy of an initial registration statement under the Securities Act of 1933 on Form N-4 (the "Form N-4 Registration Statement") for certain individual flexible premium variable annuity contracts (the "Variable Annuity Contracts").

The Variable Contracts will be offered in combination with certain index-linked annuity contracts (the "Index-Linked Annuity Contracts").  We have concurrently filed on EDGAR a registration statement under the Securities Act of 1933 on Form S-3 (the "Form S-3 Registration Statement") for the Index-Linked Annuity Contracts.

The Index-Linked Annuity Contracts and the Variable Annuity Contracts will be offered together as Lincoln Level Advantage® contracts (the "Contracts"). The Form S-3 Registration Statement and the Form N-4 Registration Statement (the "Registration Statements") contain the same set of four prospectuses.  Each prospectus describes one version of the Contract - two B Share and two Advisory Share contracts.  The prospectuses contain identical disclosure, except with respect to certain features that differ between versions based on distribution channels. The primary differences between the B share versions and the Advisory prospectuses are as follows: (i) fees and charges; (ii) investment options; (iii) available death benefits; and (iv) distribution channels.  The B Share versions and the Advisory versions, respectively, are substantially similar. Our intention is to apply any comments the staff provides, as applicable, across all four prospectuses. Additional versions of the Contracts may be registered in the future by amending the Registration Statements.

We will separately provide courtesy copies of the prospectuses, including marked copies thereof, to the Staff of the Division of Investment Management to facilitate its review of the Registration Statements.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,
Scott C. Durocher